UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
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Check here if Amendment [ X ]; Amendment Number:      1
                                                    ----
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lone Pine Capital, LLC
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Address:    Two Greenwich Plaza
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            Greenwich, Connecticut 06830
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Form 13F File Number:  28-7486
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
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Title:     Managing Director, Portfolio Manager
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Phone:     (203) 618-1400
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Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         05/24/00
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                                                  Form 13F INFORMATION TABLE

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              COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- -------------- --------- -------- ------------------- ---------- -------- -------------------------
                                                          VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL  DISCRETION MANAGERS  SOLE   SHARED     NONE
------------------------------- -------------- --------- -------- --------- --- ----- ---------- -------- ------ -------- ---------
GLOBALSTAR TELECOMMUNICTNS LTD  PUT            G3930H954   5,203    375,000  SH  PUT  SOLE               375,000
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